Stock Option Plan (Tables)	12 Months Ended
Jan. 31, 2024
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Summary of Weighted-Average Fair Value of Options Granted and Assumptions
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2024 and 2023:

	January 31, 2024	January 31, 2023
Weighted-average fair value at grant date	$42.02	$40.67
Weighted average assumptions used in the fair value models
Share price	$103.07	$101.47
Risk-free interest rate	3.53%	2.47%
Expected life	5.00 year s	6.33 years
Expected volatility	44.66%	40.28%
Expected annual dividend per share	0.70%	0.63%

Summary of Stock Option
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2022	3,310,040	$48.90
Granted	589,500	103.15
Forfeited/Cancelled	(53,775)	61.53
Exercised [a]	(299,102)	38.47
Balance as at January 31, 2023	3,546,663	$58.60
Granted	590,700	103.74
Forfeited/Cancelled	(134,500)	90.94
Exercised [b]	(454,359)	38.52
Balance as at January 31, 2024	3,548,504	$67.46
[
a]
The weighted average stock price on these exercised stock options was $101.46.
[b]
The weighted average stock price on these exercised stock options was $104.48
.

Summary of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable, as at January 31,
2024:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $24	17,350	20.33	2.4	17,350	20.33
$24 to $28	1,032,151	26.67	6.1	667,476	26.67
$36 to $40	79,500	39.45	3.4	79,500	39.45
$40 to $44	29,975	40.44	4.5	29,975	40.44
$44 to $48	555,005	46.15	5.4	555,005	46.15
$60 to $64	253,048	62.69	4.4	253,048	62.69
$64 to $68	13,325	64.15	5.9	13,325	64.15
$68 to $72	8,100	69.50	6.6	5,850	69.50
$88 to $92	39,400	90.31	8.7	9,850	90.31
$100 to $104	566,100	103.74	9.2	—	—
$104 to $108	496,900	104.07	8.2	114,800	104.07
$108 to $112	451,050	109.66	7.2	206,100	109.66
$120 to $124	6,600	123.03	7.6	3,300	123.03
Balance as at January 31, 2024	3,548,504	$67.46	6.7	1,955,579	$51.69
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2023: